Capital Stock and Other Capital Related Accounts - Additional Information (Detail)		12 Months Ended
	Nov. 01, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2016 ARS ($) Vote $ / shares shares	Nov. 03, 2017 $ / shares	Nov. 03, 2017 $ / shares	Mar. 31, 2017
Disclosure of capital stock and other capital related accounts [line items]
Maximum amount of shares issued		30,000,000
Par value per share | $ / shares	$ 0.10	$ 0.10	$ 0.1
Number of votes per share | Vote	1	1	1
Proceeds from initial public offering, net of issuance costs | $		$ 1,866,725,717
Capital stock | $	$ 59,602,649	$ 59,602,649	$ 56,602,649
Number of common shares issued	596,026,490	596,026,490	566,026,490
Local Offer [member]
Disclosure of capital stock and other capital related accounts [line items]
Number of shares awarded		20,940,252
Subscription price per share | (per share)				$ 66.78	$ 3.80
International Offer [member]
Disclosure of capital stock and other capital related accounts [line items]
Number of shares awarded		9,000,000
Number of ordinary shares per ADS		5
International Offer [member] | American Depository Scheme [member]
Disclosure of capital stock and other capital related accounts [line items]
Number of shares awarded		1,800,000
Subscription price per share | (per share)				$ 333.89	$ 19.00
Cofesur S.A. [member]
Disclosure of capital stock and other capital related accounts [line items]
Interest acquired						2.36%